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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     12/31/2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
           ---------------------------------------------------------------------
 Address:  222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
           ---------------------------------------------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Angela Newhouse          Chicago, Illinois     2/11/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  15
                                        --------------------

Form 13F Information Table Value Total:   $        3,585,624
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:  NONE

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

                                                     FORM 13F INFORMATION TABLE
                                                              12/31/2007

    COLUMN 1       COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
--------------  ---------------- ---------  --------- ------------------------ ------------ ----------  --------------------------
                                             VALUE      SHRS OR    SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS      SOLE      SHARED  NONE
--------------  ---------------- ---------  --------- -----------  ----- ----- ------------ ----------  ----------  -------- -----
AETNA INC NEW   COM              00817Y108      5,111      88,538  SH              SOLE                     88,538
AMERICAN INTL
 GROUP INC      COM              026874107      2,833      48,606  SH              SOLE                     48,606
BAXTER INTL
 INC            COM              071813109        279       4,800  SH              SOLE                      4,800
BOEING CO       COM              097023105        393       4,494  SH              SOLE                      4,494
DEVON ENERGY
 CORP NEW       COM              25179M103        516       5,800  SH              SOLE                      5,800
GENERAL
 DYNAMICS CORP  COM              369550108  2,966,057  33,330,238  SH              SOLE                 33,330,238
GENERAL
 ELECTRIC CO    COM              369604103        850      22,929  SH              SOLE                     22,929
HONEYWELL INTL
 INC            COM              438516106        246       4,000  SH              SOLE                      4,000
HOSPIRA INC     COM              441060100      1,066      25,000  SH              SOLE                     25,000
JP MORGAN
 CHASE & CO     COM              46625H100      8,596     196,913  SH              SOLE                    196,913
LABORATORY
 CORP AMER
 HLDGS          COM NEW          50540R409    558,612   7,395,900  SH              SOLE                  7,395,900
MEDIS
 TECHNOLOGIES
 LTD            COM              58500P107     36,573   2,370,285  SH              SOLE                  2,370,285
MICROSOFT CORP  COM              594918104      3,389      95,190  SH              SOLE                     95,190
PROCTER &
 GAMBLE CO      COM              742718109        320       4,352  SH              SOLE                      4,352
US BANCORP DEL  COM NEW          902973304        784      24,686  SH              SOLE                     24,686

TOTAL                                       3,585,624  43,621,731                                       43,621,731